DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 2,441,560
Time Deposit Maturities, Year Two	225,140
Time Deposit Maturities, Year Three	33,439
Time Deposit Maturities, Year Four	12,371
Time Deposit Maturities, Year Five	5,612
Time Deposit Maturities, after Year Five	268
Time	$ 2,718,390	$ 1,700,705